Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock issued from treasury to finance acquisition, shares		551,862	551,862
Purchase of treasury stock, shares	76,663	54,673	60,652	2,413,455	2,092,960
Dividends declared per share	$ 0.15	$ 0.05	$ 0.05